Financial risk management - Fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and financial risk management
Current financial assets	$ 1,900,000
Level 1
Financial instruments and financial risk management
Non-current financial assets	14,880	$ 15,528	$ 17,443
Current financial assets			46,162
Cash and cash equivalents	1,394,409	1,678,100	669,147
Assets carried at fair value	1,409,289	1,693,628	732,752
Level 3
Financial instruments and financial risk management
Non-current financial assets	25,549	21,715	21,715
Assets carried at fair value	$ 25,549	$ 21,715	$ 21,715